Share-based Compensation - Activity (Details) - Pre-IPO Plans - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Options Outstanding
Outstanding, beginning (in shares)	9,202,075	10,377,400
Options granted (in shares)	561,600
Exercised (in shares)	(807,000)
Forfeited (in shares)	(39,500)	(1,175,325)
Outstanding, ending (in shares)	8,917,175	9,202,075	10,377,400
Vested and expected to vest, ending (in shares)	8,916,554
Exercisable, ending (in shares)	8,904,615
Weighted Average Exercise Price
Outstanding, beginning (per share)	$ 0.108	$ 0.1334
Granted (per share)	0.0167
Exercised (per share)	0.1455
Forfeited (per share)	0.2552	0.333
Outstanding, ending (per share)	0.0982	$ 0.108	$ 0.1334
Vested and expected to vest, ending (per share)	0.1234
Exercisable, ending (per share)	$ 0.1233
Weighted Average Remaining Contractual Life (in years)
Outstanding	1 year 8 months 23 days	2 years 5 months 12 days	2 years 8 months 15 days
Vested and expected to vest at the end of the period	7 months 6 days
Exercisable at the end of the period	7 months 6 days
Aggregate Intrinsic Value
Outstanding	$ 2,171	$ 238	$ (295)
Vested and expected to vest	1,946
Exercisable	$ 1,945
Weighted Average Grant Date Fair Value
Outstanding, beginning (per share)	$ 0.3858	$ 0.4001
Granted (per share)	0.0532
Exercised (per share)	0.5697
Forfeited (per share)	0.3462	0.5122
Outstanding, ending (per share)	$ 0.3484	$ 0.3858	$ 0.4001
Vested and expected to vest, ending (per share)	0.385
Exercisable, ending (per share)	0.385